UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP III, L.P.
Address: 156 W. 56TH STREET
         SUITE 1203
         NEW YORK, NY  10019

13F File Number:  28-11984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JUSTIN A. ORLANDO
Title:     MANAGING DIRECTOR
Phone:     212-488-1590

Signature, Place, and Date of Signing:

     JUSTIN A. ORLANDO     NEW YORK, NY     August 13, 2007




Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $52,999 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    com              5125109       1455    55000          DEFINED 1               55000
ACXIOM CORP                    com              5125109        156     5900          DEFINED 1                5900
AEROFLEX INC                   com              7768104        850    60000          DEFINED 1               60000
ALLIED DEFENSE GROUP INC (THE) com              19118108       500    65000          DEFINED 1               65000
ANGELICA CORP                  com              34663104       430    20400          DEFINED 1               20400
APPLEBEES INTL INC             com              37899101       193     8000          DEFINED 1                8000
ARMOR HOLDINGS INC             com              42260109      2676    30800          DEFINED 1               30800
BRISTOL-MYERS SQUIBB CO        com              110122108      600    19000          DEFINED 1               19000
CABLEVISION SYSTEMS CORP       cl a ny cblv     12686C109     1065    29425          DEFINED 1               29425
CABLEVISION SYSTEMS CORP       call             12686C909     2059    56900     C    DEFINED 1               56900
CATALINA MARKETING CORP        com              148867104     1181    37500          DEFINED 1               37500
CLEAR CHANNEL COMM             com              184502102     2732    72250          DEFINED 1               72250
CORNELL COS INC                com              219141108     6516   265316          DEFINED 1              265316
FIRST DATA CORP                com              319963104     1470    45000          DEFINED 1               45000
FOREST OIL CORP                com              346091705       40     3693          DEFINED 1                3693
GENESCO INC                    com              371532102     1580    30200          DEFINED 1               30200
HARRAHS ENTERTAINMENT INC      call             413619907     1722    20200     C    DEFINED 1               20200
HERLEY INDUSTRIES INC          com              427398102     4502   275000          DEFINED 1              275000
INFOUSA INC                    com              456818301     1573   153874          DEFINED 1              153874
INTER TEL INC                  com              458372109       78     3280          DEFINED 1                3280
IPASS INC                      com              46261V108     2737   505000          DEFINED 1              505000
JOHNSON OUTDOORS INC           cl-a             479167108     1110    55000          DEFINED 1               55000
MULTIMEDIA GAMES INC           com              625453105    10299   807135          DEFINED 1              807135
MYERS INDS INC                 com              628464109      630    28500          DEFINED 1               28500
OAKLEY INC                     com              673662102      710    25000          DEFINED 1               25000
PATHMARK STORES INC            com              70322A101     1769   136525          DEFINED 1              136525
SLM CORP                       call             78442P906     1186    20600     C    DEFINED 1               20600
SMITH & WOLLENSKY INC          com              831758107      529    48400          DEFINED 1               48400
STATION CASINOS INC            com              857689103      790     9100          DEFINED 1                9100
STATION CASINOS INC            call             857689903     1476    17000     C    DEFINED 1               17000
VERTRUE INC                    com              92534N101      385     7900          DEFINED 1                7900